Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Promissory note receivable		$ 5,515	$ 5,104
Allowance for promissory note receivable and other receivables		(5,515)
Prepaid expenses		4,054	2,329
Loan fee receivable		2,932
Insurance reimbursable receivable		2,840	3,211
Fixed assets (Note 7)		2,328	4,344
Distribution receivables			5,891
Deferred costs of equity offering		343	7,778
Other assets		2,202	2,051
Total Other assets, net	$ 11,912	14,699	32,903	[1]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party receivables			17,795
Allowance for related party receivables			(15,600)
Total Other assets, net			$ 2,195

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.